UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07916

ALLIANCEBERNSTEIN UTILITY INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2010

Date of reporting period: February 28, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Utility Income Fund

Portfolio of Investments

February 28, 2010 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 93.7%
Utilities - 81.6%
Electric Utilities - 29.9%
American Electric Power Co., Inc.	175,759	$5,909,017
Cia de Transmissao de Energia Electrica Paulista (Preference Shares)	86,200	2,311,037
CPFL Energia SA (ADR)	32,300	2,017,135
DPL, Inc.	100,146	2,657,875
EDP - Energias do Brasil SA	100,600	1,962,288
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA (Preference Shares) - Class B	226,001	4,692,227
Entergy Corp.	75,464	5,733,000
Exelon Corp.	86,700	3,754,110
FirstEnergy Corp.	51,900	2,005,935
FPL Group, Inc.	80,078	3,713,217
ITC Holdings Corp.	74,200	3,960,796
Pinnacle West Capital Corp.	48,000	1,747,680
PPL Corp.	105,300	2,998,944
Progress Energy, Inc.	35,200	1,347,808
Southern Co. (The)	76,500	2,430,405

		47,241,474

Gas Utilities - 14.6%
Atmos Energy Corp.	53,300	1,463,618
EQT Corp.	130,700	5,719,432
Hong Kong & China Gas Co., Ltd.	657,000	1,480,850
New Jersey Resources Corp.	79,425	2,892,658
Oneok, Inc.	80,700	3,577,431
Questar Corp.	124,000	5,206,760
Xinao Gas Holdings Ltd.	1,140,000	2,725,554

		23,066,303

Independent Power Producers & Energy Traders - 8.2%
AES Corp. (The) (a)	188,000	2,197,720
AES Tiete SA	399,459	3,883,737
Calpine Corp. (a)	74,200	811,748
China Resources Power Holdings Co., Ltd.	416,000	822,096
NRG Energy, Inc. (a)	124,600	2,721,264
Tractebel Energia SA	222,400	2,548,712

		12,985,277

Multi-Utilities - 27.2%
CenterPoint Energy, Inc.	267,400	3,577,812
CMS Energy Corp.	447,700	6,836,379
Consolidated Edison, Inc.	77,472	3,311,928
Dominion Resources, Inc.	41,100	1,561,389
NSTAR	120,740	4,083,427
PG&E Corp.	107,500	4,506,400
Public Service Enterprise Group, Inc.	180,700	5,370,404
Sempra Energy	131,167	6,449,481
Wisconsin Energy Corp.	68,100	3,298,083
Xcel Energy, Inc.	186,700	3,885,227

		42,880,530

Water Utilities - 1.7%
American Water Works Co., Inc.	120,000	2,671,200

		128,844,784

Company	Shares	U.S. $ Value
Telecommunication Services - 6.4%
Diversified Telecommunication Services - 3.7%
CenturyTel, Inc.	29,400	$1,007,538
Chunghwa Telecom Co., Ltd. (ADR)	68,576	1,280,999
Qwest Communications International, Inc.	179,600	818,976
Windstream Corp.	272,106	2,756,434

		5,863,947

Wireless Telecommunication Services - 2.7%
America Movil SAB de CV Series L (ADR)	97,000	4,323,290

		10,187,237

Energy - 2.8%
Oil, Gas & Consumable Fuels - 2.8%
Williams Cos., Inc.	203,700	4,387,698

Industrials - 2.2%
Electrical Equipment - 2.2%
Cooper Industries PLC	62,100	2,816,856
Trina Solar Ltd. (Sponsored ADR) (a)	31,000	682,000

		3,498,856

Consumer Discretionary - 0.7%
Media - 0.7%
Time Warner Cable, Inc. - Class A	22,433	1,047,397

Total Common Stocks (cost $124,105,202)		147,965,972

INVESTMENT COMPANIES - 1.7%
Funds and Investment Trusts - 1.7%
Tortoise Energy Capital Corp. (cost $2,079,307)	113,326	2,681,293

	Principal Amount (000)
CORPORATES - INVESTMENT GRADE - 0.9%
Utility - 0.9%
Electric - 0.9%
Nisource Finance Corp. 10.75%, 3/15/16 (cost $1,112,243)	$1,095	1,403,544

	Shares
CONVERTIBLE PREFERRED STOCK - 0.5%
Utilities - 0.5%
Electric Utilities - 0.5%
FPL Group, Inc. 8.375% (cost $748,600)	15,200	753,920

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 3.0%
Investment Companies - 3.0%
AllianceBernstein Fixed-Income Shares, Inc.- Government STIF Portfolio, 0.11% (b) (cost $4,806,218)	4,806,218	$4,806,218

Total Investments - 99.8% (cost $132,851,570) (c)		157,610,947
Other assets less liabilities - 0.2%		278,035

Net Assets - 100.0%		$157,888,982

(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(c)	As of February 28, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $26,883,272 and gross unrealized depreciation of investments was $(2,123,895), resulting in net unrealized appreciation of $24,759,377.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	-	American Depositary Receipt

AllianceBernstein Utility Income Fund

February 28, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks
Utilities	$123,816,284	$5,028,500	$—	$128,844,784
Telecommunication Services	10,187,237	—	—	10,187,237
Energy	4,387,698	—	—	4,387,698
Industrials	3,498,856	—	—	3,498,856
Consumer Discretionary	1,047,397	—	—	1,047,397
Investment Companies	2,681,293	—	—	2,681,293
Corporates - Investment Grade	—	1,403,544	—	1,403,544
Convertible Preferred Stock	—	753,920	—	753,920
Short-Term Investments	4,806,218	—	—	4,806,218

Total Investments in Securities	150,424,983	7,185,964	—	157,610,947
Other Financial Instruments*	—	—	—	—

Total	$150,424,983	$7,185,964	$—	$157,610,947

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Utility Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	April 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	April 22, 2010

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	April 22, 2010